Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2020
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

	As of May 31 ,
	2018	2019	2020
	US$	US$	US$
Beginning balance	1,180	1,399	751
Charge during the year	576	146	329
Written-off	(357)	(794)	(374)

Ending balance	1,399	751	706

Estimated Useful Lives of Assets	Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Summary of Estimated Useful Lives of Intangible Assets
The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trade mark	10 years
License	20 years
Student base	1.75 years
Favorable lease	8.67 years
Courseware	3 years